Form 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, SCHEDULE H, LINE 4i - SCHEDULE OF ASSETS (HELD AT END OF YEAR)
ATMOS ENERGY CORPORATION RETIREMENT
SAVINGS PLAN AND TRUST
Form 5500, SCHEDULE H, LINE 4i -
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
EIN: 75-1743247
PLAN NUMBER: 002
December 31, 2025

(a)	(b) Identity of issue, borrower, lessor or similar party	(c) Description of investment including maturity date, rate of interest, collateral, par or maturity value	(d) Cost	(e) Current value
*	Atmos Energy Corporation	Common stock; 1,683,922 shares	**	$282,275,815
*	T. Rowe Price Trust Company	Stable Value Common Trust Fund	**	37,369,415
*	T. Rowe Price Trust Company	Balanced Fund I Class	**	22,909,781
*	T. Rowe Price Trust Company	Short-Term Bond Fund I Class	**	6,812,957
*	T. Rowe Price Trust Company	New Horizons Fund I Class	**	32,015,660
*	T. Rowe Price Trust Company	Mid-Cap Value Fund I Class	**	54,796,913
*	T. Rowe Price Trust Company	All-Cap Opportunities Fund I Class	**	37,810,558
*	T. Rowe Price Trust Company	Equity Income Fund I Class	**	46,319,567
	Baird	Aggregate Bond Institutional Fund	**	27,634,324
	Vanguard Group, Inc.	Vanguard Institutional Index Fund	**	106,608,504
	Vanguard Group, Inc.	Vanguard Ttl Int Stock Institutional Index Fund	**	32,076,843
	Vanguard Group, Inc.	Total Bond Market Index Institutional Fund	**	40,040,383
	Vanguard Group, Inc.	Treasury Money Market Fund Investor Shares	**	49,195
	American Funds	EUPAC Fund	**	20,929,338
	American Funds	The New Economy Fund	**	31,628,080
	J.P. Morgan	JPMorgan Large Cap Growth Fund	**	84,374,560
*	T. Rowe Price Trust Company	Retirement 2005 Fund I Class	**	119,562
*	T. Rowe Price Trust Company	Retirement 2010 Fund I Class	**	304,675
*	T. Rowe Price Trust Company	Retirement 2015 Fund I Class	**	2,718,878
*	T. Rowe Price Trust Company	Retirement 2020 Fund I Class	**	13,404,246
*	T. Rowe Price Trust Company	Retirement 2025 Fund I Class	**	22,014,783
*	T. Rowe Price Trust Company	Retirement 2030 Fund I Class	**	37,640,555
*	T. Rowe Price Trust Company	Retirement 2035 Fund I Class	**	49,117,582
*	T. Rowe Price Trust Company	Retirement 2040 Fund I Class	**	41,235,699
*	T. Rowe Price Trust Company	Retirement 2045 Fund I Class	**	59,875,227
*	T. Rowe Price Trust Company	Retirement 2050 Fund I Class	**	62,754,967
*	T. Rowe Price Trust Company	Retirement 2055 Fund I Class	**	58,429,501
*	T. Rowe Price Trust Company	Retirement 2060 Fund I Class	**	33,134,816
*	T. Rowe Price Trust Company	Retirement 2065 Fund I Class	**	13,199,702
*	T. Rowe Price Trust Company	Retirement Balanced Fund I Class	**	986,009
*	Participant notes receivable	Interest rates from 5.25% to 10.50%, various maturities up to 15 years	—	20,498,881
				$1,279,086,976

*	Indicates party-in-interest to the Plan
**	Cost information in column (d) is not required for participant-directed investments